STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Australia - 7.2%
AGL Energy	272,502	[a]	2,700,406
Aristocrat Leisure	207,619		4,886,031
Brambles	686,402		5,522,233
Fortescue Metals Group	1,218,893		16,310,899
Macquarie Group	129,037		13,134,768
			42,554,337
Austria - .9%
OMV	148,979		5,046,953
Denmark - 3.2%
Vestas Wind Systems	92,606	[a]	18,928,713
France - 10.5%
BNP Paribas	248,495	[a]	12,735,568
Cie Generale des Etablissements Michelin	22,763	[a]	2,836,115
Klepierre	183,874	[a,b]	4,057,681
LVMH	23,647		13,621,317
Sanofi	157,322	[a]	15,896,810
Teleperformance	19,098	[a]	6,360,469
Vinci	62,140	[a]	6,337,576
			61,845,536
Germany - 6.7%
Allianz	38,223	[a]	9,012,170
Daimler	92,721	[a]	6,243,497
Deutsche Post	276,560	[a]	13,360,731
Evonik Industries	116,602		3,520,335
HeidelbergCement	103,565	[a]	7,355,423
			39,492,156
Hong Kong - 1.8%
Galaxy Entertainment Group	822,000	[a]	6,256,959
Sun Hung Kai Properties	332,000		4,433,206
			10,690,165
Ireland - .8%
ICON	25,195	[a]	4,910,002
Italy - 2.1%
Enel	1,254,954		12,529,655
Japan - 25.1%
Advantest	79,100		5,500,632
Casio Computer	257,200		4,619,253
ENEOS Holdings	869,600		2,986,126

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Japan - 25.1% (continued)
Fujitsu	50,300		6,988,520
Hitachi	223,400		8,486,632
ITOCHU	193,700		5,118,022
Minebea Mitsumi	173,000		3,602,510
Mitsubishi Electric	627,000		9,209,813
Mizuho Financial Group	602,000		7,654,741
Nintendo	18,300		10,387,529
Nippon Telegraph & Telephone	619,300		14,622,361
Ono Pharmaceutical	147,600		4,669,759
Recruit Holdings	130,200		5,487,356
Seven & i Holdings	118,800		3,769,966
Shionogi & Co.	129,800		6,953,749
Sony	240,700		22,373,111
Sumitomo Mitsui Financial Group	361,100		10,487,119
Tokyo Electron	19,100		6,489,243
Trend Micro	113,900		6,185,948
West Japan Railway	51,300		2,340,931
			147,933,321
Netherlands - 4.9%
ING Groep	477,812	[a]	4,659,407
Koninklijke Ahold Delhaize	405,358	[a]	11,599,916
NN Group	135,675	[a]	5,510,649
Royal Dutch Shell, Cl. B	421,979		6,943,132
			28,713,104
Portugal - .5%
Galp Energia	248,468	[a]	2,680,506
Singapore - 1.5%
Singapore Exchange	407,300		2,699,845
United Overseas Bank	365,600	[a]	6,136,268
			8,836,113
Spain - 4.2%
ACS Actividades de Construccion y Servicios	160,826	[a]	5,081,876
Enagas	197,109		4,801,180
Iberdrola	519,575		7,093,325
Industria de Diseno Textil	240,863		8,001,679
			24,978,060
Sweden - 4.9%
Epiroc, Cl. A	498,056		8,274,899
Essity, Cl. B	348,588		11,050,738
Swedish Match	117,711	[a]	9,480,670
			28,806,307
Switzerland - 12.3%
LafargeHolcim	116,546	[a]	6,112,333

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Switzerland - 12.3% (continued)
Logitech International		81,464		7,205,586
Novartis		200,926	[a]	18,190,021
Roche Holding		59,332	[a]	19,524,880
Sonova Holding		29,092	[a]	7,206,172
STMicroelectronics		303,807		11,893,843
UBS Group		175,407		2,488,029
				72,620,864
United Kingdom - 12.8%
BAE Systems		734,723		4,936,660
Berkeley Group Holdings		68,377	[a]	4,215,090
Bunzl		123,687		3,889,834
Centrica		6,366,010	[a]	3,744,397
Diageo		137,311	[a]	5,272,017
Ferguson		77,121		8,661,040
GlaxoSmithKline		314,987		5,752,971
Legal & General Group		3,169,152	[a]	10,676,461
Melrose Industries		962,299	[a]	1,969,235
Rio Tinto		54,194	[a]	3,492,504
Tate & Lyle		271,985		2,312,642
Unilever		205,201		12,504,597
Vodafone Group		4,915,509		8,104,887
				75,532,335
Total Common Stocks (cost $551,001,246)				586,098,127

Exchange-Traded Funds - .4%
United States - .4%
iShares MSCI EAFE ETF (cost $2,407,725)		37,079	[a]	2,601,092
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,629,454)	0.10	3,629,454	[c]	3,629,454

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $36,480)	0.10	36,480	[c]	36,480
Total Investments (cost $557,074,905)		100.4%		592,365,153
Liabilities, Less Cash and Receivables		(.4%)		(2,522,128)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	589,843,025

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $4,042,542 and the value of the collateral was $4,690,362, consisting of cash collateral of $36,480 and U.S. Government & Agency securities valued at $4,653,882.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	586,098,127	-	-	586,098,127
Exchange-Traded Funds	2,601,092	-	-	2,601,092
Investment Companies	3,665,934	-	-	3,665,934

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $35,290,248, consisting of $90,718,764 gross unrealized appreciation and $55,428,516 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.